INDEX 500

ADVANTUS INDEX 500 FUND, INC.

SEMI-ANNUAL REPORT TO SHAREHOLDERS DATED JANUARY 31, 2002

[LOGO]
ADVANTUS(TM)
FAMILY OF FUNDS

[GRAPHIC]

EQUITY

CUT DOWN PAPERWORK, NOT TREES.
ADVANTUS NOW OFFERS E-DELIVERY OF PROSPECTUSES, ANNUAL AND SEMI-ANNUAL REPORTS. TO FIND OUT MORE, CALL ADVANTUS SHAREHOLDER SERVICES AT (800) 665-6005.

ADVANTUS Index 500 Fund
TABLE OF CONTENTS

PERFORMANCE UPDATE                 2

INVESTMENTS IN
SECURITIES                         5

STATEMENT OF ASSETS
AND LIABILITIES                   19

STATEMENT OF
OPERATIONS                        20

STATEMENTS OF CHANGES
IN NET ASSETS                     21

NOTES TO FINANCIAL
STATEMENTS                        22

DIRECTORS AND

EXECUTIVE OFFICERS                28

SHAREHOLDER SERVICES              30

[PHOTO OF WILLIAM N. WESTHOFF]

Dear Shareholder:

The devastating terrorist attacks on America on September 11 and the aftermath will continue to impact global economies and markets for some time. The major long-term effect of the September attacks and the continuing uncertainty of potential future attacks are decisive moves back to more governmental intervention in the economy. The fallout will result in slower economic growth over the next several years as resources are redirected from the private to the public sector. Government spending will increase at the expense of both the consumer and business.

In the fourth quarter 2001, the stock market, although still volatile, made significant gains. Throughout the year, budget-conscious businesses put off spending-especially in technology-to help improve their bottom line. The events on September 11 had a profound short-term impact on the equity markets. The relatively short physical recovery period speaks volumes to the strength and tenacity of the people associated with the various stock exchanges and equity markets

In the fixed income market, credit spreads (the price of non-government credit risk) gyrated sharply throughout the course of the year as economic variables changed. Despite all the turbulence however, investment grade fixed income turned in a favorable performance and again confirmed the positive attributes of fixed income.

We believe economic recovery is at hand, and the U.S. will lead the global economy out of recession. The economic environment was sluggish before the events of September 11, and the aftermath of the attacks resulted in an even sharper decline in overall activity. We feel that the unprecedented stimulus of both Federal Reserve policy and federal fiscal policy will rekindle growth throughout 2002

As the economy gathers momentum in the second half of the year we expect upward pressure on interest rates, particularly the short maturities, as the Federal Reserve shifts to a neutral bias and then later towards a more restrictive posture. Inflation is also expected to rise gradually, but we believe it will remain moderate due to the excess of labor and manufacturing capacity available. All in all, we believe that economic recovery is underway.

Long-term investors are rewarded for their discipline and patience. Congratulate yourself for making it through 2001, a year that I feel was one of the most difficult investment environments in my 30 years of investment experience.

Sincerely,

/s/ William N. Westhoff

William N. Westhoff
President, Advantus Funds

ADVANTUS Index 500 Fund

Performance

For the six months ended January 31, 2002, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

Class A    -6.34 percent*
Class B    -6.73 percent*
Class C    -6.75 percent*

Performance Analysis

The S&P 500** Index ended the six-month period down 6.03 percent. Only three of the eleven sectors represented in the index ended the six-month period with positive returns. Transportation (4.36 percent), consumer cyclicals (0.81 percent), and basic materials (0.79 percent) sectors helped offset the negative six-month performance period. Utilities (-21.57 percent), communication services (-20.50 percent) and capital goods (-11.30 percent) sectors were the leading detractors to the six-month return. The top five positive contributing stocks include Intel, Wal Mart, Procter & Gamble, Philip Morris and Johnson & Johnson. The worst contributing stocks include AOL Time Warner, General Electric, Tyco, Enron and Qwest Communications.

Outlook

We believe the worst is over and anticipate that the economy will work out of the recession and growth will be evident by mid-year 2002. With this degree of acceleration, we could see growth levels only slightly lower than we did in 1996 through 1999. We expect unemployment to peak in the first quarter. By the third quarter, 2002, the vast amount of stimuli pumped into the economy by the Fed actions taken in 2001 will begin to take affect.

What does this mean for investors? We expect that the second half of 2002 will be an outstanding environment for stocks. The result of the aggressive fiscal and monetary policy actions taken in 2001, will have legs. We expect that capital spending, which was out of vogue in 2001, will be back, helping many sectors, including technology.

[SIDENOTE]

PERFORMANCE UPDATE

[PHOTO OF JAMES SEIFERT]

JAMES SEIFERT
PORTFOLIO MANAGER

The Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500 Index).+ It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy.

     -    Dividends paid quarterly.

     -    Capital gains distributions paid annually.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
                   INVESTMENT IN THE ADVANTUS INDEX 500 FUND,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through January 31, 2002.

[CHART]

AVERAGE ANNUAL TOTAL RETURN:
Class A:
One year                              -21.33%
Five year                               6.67%
Since inception (1/31/97)               6.67%
Class B:
One year                              -21.56%
Five year                               6.75%
Since inception (1/31/97)               6.74%
Class C:
One year                              -17.47%
Five year                               6.88%
Since inception (1/31/97)               6.88%
(THOUSANDS)
            CLASS A    CLASS B   CLASS C      CPI        S&P 500 INDEX
1/31/1997   $10,000    $10,000   $10,000    $10,000         $10,000
7/31/1997   $11,464    $11,577   $12,043    $10,075         $12,244
7/31/1998   $13,549    $13,701   $14,101    $10,245         $14,607
7/31/1999   $16,141    $16,362   $16,644    $10,458         $17,557
7/31/2000   $17,379    $17,584   $17,763    $10,834         $19,129
7/31/2001   $14,751    $14,871   $14,940    $11,129         $16,390
1/31/2002   $13,815    $13,860   $13,931    $11,142         $15,295

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5.5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. Sales charges pay for your financial professional's investment advice. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.

[SIDENOTE]

* Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5.5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.

** The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Advantus Index 500 Fund is a mutual fund whose performance reflects the deduction of an investment advisory fee and other expenses.

+ "Standard & Poor's ", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

TEN LARGEST STOCK HOLDINGS

                                                           MARKET       % OF STOCK
COMPANY                                       SHARES       VALUE        PORTFOLIO
-------                                       ------     -----------    ----------
General Electric Company                      41,918     $ 1,557,254       3.6%
Microsoft Corporation                         22,741       1,448,829       3.3%
Wal-Mart Stores, Inc                          18,820       1,128,824       2.6%
Exxon Mobil Corporation                       28,884       1,127,919       2.6%
Pfizer, Inc                                   26,545       1,106,130       2.5%
CitiGroup, Inc                                21,724       1,029,718       2.3%
Intel Corporation                             28,341         993,069       2.3%
American International Group                  11,031         817,948       1.9%
International Business Machines Corporation    7,274         784,792       1.8%
Johnson & Johnson                             12,952         744,870       1.7%
                                                         -----------      ----
                                                         $10,739,353      24.6%
                                                         ===========      ====

[CHART]

Cash and Other Assets/Liabilities     5.4%
Transportation                        0.7%
Utilities                             2.7%
Basic Materials                       3.4%
Communication Services                5.1%
Technology                           18.1%
Energy                                6.2%
Financial                            17.4%
Capital Goods                         7.8%
Consumer Cyclical                     9.8%
Consumer Staples                     10.6%
Health Care                          12.8%

                                                         ADVANTUS Index 500 Fund
                                                       Investments in Securities
                                                                JANUARY 31, 2002
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
COMMON STOCK (94.6%)
   BASIC MATERIALS (3.4%)
     Agriculture Products (.1%)
     2,792   Archer-Daniels-Midland
              Company                       $    38,920
                                            -----------
     Aluminum (.4%)
     1,355   Alcan Aluminium,
              Ltd. (c)                           52,655
     3,586   Alcoa, Inc.                        128,558
                                            -----------
                                                181,213
                                            -----------
     Chemicals (1.7%)
       977   Air Products and
              Chemicals, Inc.                    45,186
     3,808   Dow Chemical
              Company                           112,488
     4,329   E.I. du Pont de
              Nemours &
              Company                           191,212
       348   Eastman Chemical
              Company                            13,976
       556   Ecolab, Inc.                        23,791
       550   Engelhard
              Corporation                        15,323
       155   Great Lakes Chemical
              Corporation                         3,574
       380   Hercules, Inc. (b)                   3,572
       367   International Flavors
              and Fragrances, Inc.               11,043
     5,444   Pharmacia
              Corporation                       220,482
       743   PPG Industries, Inc.                36,102
       686   Praxair, Inc.                       39,822
       946   Rohm & Haas
              Company                            34,794
       340   Sigma-Aldrich
              Corporation                        14,219
                                            -----------
                                                765,584
                                            -----------
     Construction (--)
       445   Vulcan Materials, Inc.              20,648
                                            -----------
     Iron and Steel (.1%)
       315   Allegheny
              Technologies, Inc.                  5,084
       368   Nucor Corporation                   22,006

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
BASIC MATERIALS--CONTINUED
       376   United States
              Steel Corp                    $     7,512
       296   Worthington
              Industries, Inc.                    4,375
                                            -----------
                                                 38,977
                                            -----------
     Mining (.2%)
     2,263   Barrick Gold
              Corporation (c)                    38,901
       607   Freeport-McMoran,
              Inc. (b)                            9,439
       711   Inco, Ltd. (b) (c)                  12,926
       827   Newmont Mining                      18,062
       340   Phelps Dodge
              Corporation                        11,856
     1,386   Placer Dome, Inc. (c)               17,103
                                            -----------
                                                108,287
                                            -----------
     Paper and Forest (.9%)
       232   Bemis Company, Inc.                 11,702
       256   Boise Cascade
              Corporation                         9,114
       970   Georgia-Pacific
              Corporation                        24,250
     2,035   International Paper
              Company                            85,022
     2,218   Kimberly-Clark
              Corporation                       133,745
       372   Louisiana-Pacific
              Corporation                         3,214
       777   MeadWestvaco
              Corporation                        25,082
       770   Plum Creek Timber
              Company, Inc.                      23,254
       248   Temple Inland, Inc.                 13,729
       927   Weyerhaeuser
              Company                            54,063
       476   Willamette Industries,
              Inc.                               26,394
                                            -----------
                                                409,569
                                            -----------
   CAPITAL GOODS (7.8%)
     Aerospace/Defense (1.3%)
     3,536   Boeing Company                     144,799

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   CAPITAL GOODS--CONTINUED
       871   General Dynamics
              Corporation                   $    78,007
       389   Goodrich Corporation                10,822
     1,860   Lockheed Martin
              Corporation                        98,524
       467   Northrop Grumman
              Corporation                        52,122
     1,650   Raytheon Company                    63,145
       775   Rockwell Collins                    17,321
       776   Rockwell International
              Corporation                        14,938
     1,978   United Technologies
              Corporation                       135,948
                                            -----------
                                                615,626
                                            -----------
     Containers-Metal/Glass ( -- )
       125   Ball Corporation                     9,837
                                            -----------
     Electrical Equipment (4.1%)
       825   American Power
              Conversion
              Corporation (b)                    12,532
       418   Cooper Industries, Inc.             15,215
     1,807   Emerson Electric
              Company                           104,698
    41,918   General Electric
              Company (e)                     1,557,254
     3,433   Honeywell
              International, Inc.               115,383
       777   Molex, Inc.                         23,737
     3,464   Solectron
              Corporation (b)                    40,598
       703   Thermo Electron
              Corporation (b)                    15,438
                                            -----------
                                              1,884,855
                                            -----------
     Engineering/Construction (.2%)
     1,449   Caterpillar, Inc.                   72,856
                                            -----------
     Machinery (.2%)
     1,004   Deere & Company                     44,146
       880   Dover Corporation                   33,607
       709   Ingersoll Rand
              Company                            31,359
                                            -----------
                                                109,112
                                            -----------

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
CAPITAL GOODS--CONTINUED
     Manufacturing (1.5%)
       481   Avery Dennison
              Corporation                   $    28,619
     1,287   Illinois Tool
              Works, Inc.                        91,866
       380   Johnson
              Controls, Inc.                     31,943
       200   Millipore Corporation               10,740
     1,656   Minnesota Mining &
              Manufacturing
              Company                           183,485
       500   Parker Hannifin
              Corporation                        24,520
       371   Sealed Air
              Corporation (b)                    15,404
       555   Textron, Inc.                       25,436
     8,424   Tyco International,
              Ltd. (c)                          296,104
                                            -----------
                                                708,117
                                            -----------
     Office Equipment (.2%)
       568   Lexmark International
              Group, Inc. (b)                    31,552
     1,029   Pitney Bowes, Inc.                  43,033
                                            -----------
                                                 74,585
                                            -----------
     Trucks and Parts (.1%)
       175   Cummins Engine
              Company, Inc.                       6,596
       255   Navistar International
              Corporation                         9,948
       348   Paccar, Inc.                        23,055
                                            -----------
                                                 39,599
                                            -----------
     Waste Management (.2%)
       831   Allied Waste
              Industries (b)                      9,124
     2,651   Waste Management,
              Inc.                               76,402
                                            -----------
                                                 85,526
                                            -----------
   COMMUNICATION SERVICES (5.1%)
     Cellular (.3%)
    10,684   AT&T Wireless
              Services, Inc. (b)                122,866

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
COMMUNICATION SERVICES--CONTINUED
     1,182   Citizens
              Communications
              Company (b)                   $    11,832
     3,370   Nextel Communications,
              Inc. (b)                           27,128
                                            -----------
                                                161,826
                                            -----------
     Telecommunication (1.0%)
     3,228   Qualcomm, Inc. (b)                 142,452
     7,030   Qwest
              Communications
              International, Inc.                73,815
     3,745   Sprint Corporation -
              Fon Group                          66,286
     4,162   Sprint Corporation -
              PCS Group (b)                      68,174
    12,453   Worldcom, Inc. -
              Worldcom Group (b)                125,153
                                            -----------
                                                475,880
                                            -----------
     Telephone (3.8%)
     1,311   Alltel Corporation                  72,734
    14,939   AT&T Corporation                   264,420
     7,925   Bellsouth
              Corporation                       317,000
       608   Centurytel, Inc.                    18,714
    14,194   SBC Communications,
              Inc.                              531,565
    11,462   Verizon
              Communications                    531,264
                                            -----------
                                              1,735,697
                                            -----------
   CONSUMER CYCLICAL (9.8%)
     Auto (1.1%)
       237   Cooper Tire and
              Rubber Company                      3,657
       567   Dana Corporation                     8,284
       614   Danaher Corporation
                                                 39,136
     2,365   Delphi Automotive
              Systems Corporation                33,796
       327   Eaton Corporation                   24,061
     7,646   Ford Motor Company                 116,984
     2,346   General Motors
              Corporation                       119,974

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
CONSUMER CYCLICAL--CONTINUED
       688   Goodyear Tire &
              Rubber Company                $    16,429
     1,252   Harley-Davidson, Inc.               71,364
       375   ITT Industries, Inc.                19,909
       244   Snap-On, Inc.                        7,952
       533   TRW, Inc.                           22,583
       497   Visteon Corporation                  6,610
                                            -----------
                                                490,739
                                            -----------
     Building Materials (.2%)
       250   Centex Corporation                  14,870
       175   Crane Company                        4,133
       200   Kaufman and Broad
              Home Corporation                    8,612
     1,937   Masco Corporation                   51,834
       209   Pulte Corporation                    9,854
                                            -----------
                                                 89,303
                                            -----------
     Distribution Durables (.1%)
       690   Genuine Parts
              Company                            24,509
                                            -----------
     Hardware and Tools (.1%)
       286   Black & Decker
              Corporation                        11,772
       380   The Stanley Works                   16,834
                                            -----------
                                                 28,606
                                            -----------
     Houseware (.2%)
     3,993   Corning, Inc.                       31,824
       778   Leggett & Platt, Inc.               18,851
       275   Maytag Corporation                   8,767
       331   Whirlpool
              Corporation                        24,064
                                            -----------
                                                 83,506
                                            -----------
     Leisure (.2%)
       300   Brunswick
              Corporation                         7,380
       669   Hasbro, Inc.                        11,038
       368   International Game
              Technology (b)                     24,214
     1,822   Mattel, Inc.                        34,618
                                            -----------
                                                 77,250
                                            -----------

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
CONSUMER CYCLICAL--CONTINUED
     Lodging-Hotel (.1%)
     1,559   Hilton Hotels                  $    18,708
     1,039   Marriott
              International, Inc.                42,370
                                            -----------
                                                 61,078
                                            -----------
     Photography/Imagery (.1%)
     1,228   Eastman Kodak
              Company                            34,875
                                            -----------
     Publishing (.6%)
       399   Dow Jones and
              Company, Inc.                      20,648
     1,121   Gannett Company,
              Inc.                               75,611
       355   Knight-Ridder, Inc.                 22,099
       848   McGraw-Hill
              Companies, Inc.                    54,340
       228   Meredith
              Corporation                         7,989
       461   RR Donnelly & Sons
              Company                            13,392
       661   The New York Times
              Company                            27,848
     1,258   Tribune Company                     46,760
                                            -----------
                                                268,687
                                            -----------
     Retail (6.3%)
       268   American Greetings
              Corporation                         3,339
       504   Autozone, Inc. (b)                  34,096
     1,224   Bed Bath & Beyond,
              Inc. (b)                           42,326
       904   Best Buy Company,
              Inc. (b)                           66,896
       480   Big Lots, Inc. (b)                   5,146
       817   Circuit City Stores,
              Inc.                               24,379
     1,909   Costco Wholesale
              Corporation (b)                    87,814
       353   Dillards, Inc.                       5,076
     1,395   Dollar General
             Corporation                         22,041
       728   Family Dollar Stores                24,555
       813   Federated Department
              Stores (b)                         33,837

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   CONSUMER CYCLICAL--CONTINUED
     3,641   Gap, Inc.                      $    52,430
     9,895   Home Depot, Inc.                   495,641
     1,113   JC Penney Company                   27,680
     1,414   Kohls
              Corporation (b)                    93,734
     1,809   Limited, Inc.                       33,557
     3,269   Lowes Companies,
              Inc.                              150,603
     1,263   May Department
              Stores Company                     46,478
     1,147   Nike, Inc.                          68,717
       498   Nordstrom, Inc.                     12,599
     1,296   Office Depot, Inc. (b)              21,319
       759   Radioshack
              Corporation                        23,924
       248   Reebok International,
              Ltd. (b)                            7,346
     1,373   Sears Roebuck
              Company                            72,549
     1,949   Staples, Inc. (b)                   35,511
     3,812   Target Corporation                 169,291
       637   The Sherwin-Williams
              Company                            17,658
       568   Tiffany & Company                   20,278
     1,103   TJX Companies, Inc.                 45,598
       838   Toys `R' Us, Inc. (b)               16,391
    18,820   Wal-Mart Stores, Inc.            1,128,824
                                            -----------
                                              2,889,633
                                            -----------
     Service (.7%)
     4,144   Cendant
              Corporation (b)                    72,437
       744   Convergys
              Corporation (b)                    23,577
       338   Fluor Corporation                   10,833
       471   Harrahs Entertainment,
              Inc. (b)                           17,978
     1,594   Interpublic Group
              Companies, Inc.                    46,019
       794   Omnicom Group                       69,372
       505   Quintiles Transnational
              Corporation (b)                     8,090
       704   Robert Half
              International, Inc. (b).           18,459

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   CONSUMER CYCLICAL--CONTINUED
       564   Sabre Holdings
              Corporation (b)               $    25,200
       467   TMP Worldwide,
              Inc. (b)                           19,880
                                            -----------
                                                311,845
                                            -----------
     Textiles (.1%)
       475   Jones Apparel
              Group, Inc. (b)                    15,756
       366   Liz Clairborne, Inc.                10,017
       425   VF Corporation                      17,263
                                            -----------
                                                 43,036
                                            -----------
   CONSUMER STAPLES (10.6%)
     Beverage (2.4%)
     3,734   Anheuser-Busch
              Companies, Inc.                   176,506
       300   Brown-Forman
              Corporation                        19,650
     1,877   Coca-Cola Enterprises               30,501
       164   Coors Company                        8,638
     1,198   Pepsi Bottling Group                27,614
     7,388   Pepsico, Inc.                      370,065
    10,500   The Coca-Cola
              Company                           459,375
                                            -----------
                                              1,092,349
                                            -----------
     Broadcasting (.6%)
     2,523   Clear Channel
              Communications,
              Inc. (b)                          116,159
     3,990   Comcast
              Corporation (b)                   141,765
       896   Univision
              Communications,
              Inc. (b)                           31,342
                                            -----------
                                                289,266
                                            -----------
     Entertainment (1.2%)
     2,475   Carnival Corporation                66,924
     8,607   The Walt Disney
              Company                           181,263
     7,488   Viacom, Inc. (b)                   299,445
                                            -----------
                                                547,632
                                            -----------
                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
CONSUMER STAPLES--CONTINUED
     Food (1.3%)
     1,729   Campbell Soup
              Company                       $    49,190
     2,268   Conagra, Inc.                       56,246
     1,538   General Mills, Inc.                 76,208
     1,478   H.J. Heinz Company                  61,189
       595   Hershey Foods
              Corporation                        41,870
     1,716   Kellogg Company                     52,956
     3,307   Sara Lee
              Corporation                        69,943
     2,414   Unilever NV (c)                    136,005
       930   William Wrigley Jr.
              Company                            50,815
                                            -----------
                                                594,422
                                            -----------
     Food & Health (.2%)
     2,814   Sysco Corporation                   83,351
                                            -----------
     Household Products (1.8%)
       931   Clorox Company                      37,966
     2,330   Colgate-Palmolive
              Company                           133,159
     4,456   Gillette Compay                    148,385
     1,126   Newell Rubbermaid,
              Inc.                               31,089
       672   Pactiv
              Corporation (b)                    12,096
     5,471   Procter & Gamble
              Company                           446,871
       245   Tupperware
              Corporation                         4,655
                                            -----------
                                                814,221
                                            -----------
     Personal Care (.1%)
       249   Alberto-Culver
              Company                            11,606
       975   Avon Products, Inc.                 47,970
                                            -----------
                                                 59,576
                                            -----------
     Restaurants (.5%)
       469   Darden Restaurants,
              Inc.                               19,323
     5,427   McDonalds
              Corporation                       147,506

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   CONSUMER STAPLES--CONTINUED
     1,609   Starbucks
              Corporation (b)               $    38,246
       651   Tricon Global
              Restaurants, Inc. (b)              36,326
       431   Wendys International,
              Inc.                               13,447
                                            -----------
                                                254,848
                                            -----------
     Retail (.9%)
     1,714   Albertsons, Inc.                    49,277
     1,650   CVS Corporation                     44,880
     3,391   Kroger Company (b)                  69,855
     2,119   Safeway, Inc. (b)                   85,714
       520   Supervalu, Inc.                     12,834
     4,307   Walgreen Company                   156,258
       549   Winn-Dixie
              Stores, Inc.                        7,329
                                            -----------
                                                426,147
                                            -----------
     Service (.5%)
     2,604   Automatic Data
              Processing, Inc.                  140,616
       705   Cintas Corporation                  35,264
     2,127   Concord EFS, Inc. (b)               62,002
       306   Deluxe Corporation                  14,079
                                            -----------
                                                251,961
                                            -----------
     Tobacco (1.1%)
       629   Fortune Brands, Inc.                25,619
     9,149   Philip Morris
              Companies, Inc.                   458,456
       705   UST, Inc.                           24,640
                                            -----------
                                                508,715
                                            -----------
   ENERGY (6.2%)
     Oil (4.9%)
       403   Amerada Hess                        24,728
     4,505   Chevron Corporation                377,519
     2,641   Conoco, Inc.                        74,371
       655   Devon Energy
              Corporation                        24,379
    28,884   Exxon Mobil
              Corporation                     1,127,919
     1,306   Marathon Oil
              Corporation                        36,633

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   ENERGY--CONTINUED
     1,577   Occidental Petroleum
              Corporation                   $    40,923
     1,610   Phillips Petroleum
              Company                            94,137
     8,968   Royal Dutch Petroleum
              Company (c)                       448,131
                                            -----------
                                              2,248,740
                                            -----------
     Oil & Gas (1.3%)
     1,066   Anadarko Petroleum
              Corporation                        52,373
       557   Apache Finance
              Property                           27,009
       315   Ashland, Inc.                       14,729
     1,418   Baker Hughes, Inc.                  49,914
       866   Burlington Resources,
              Inc.                               29,652
       465   EOG Resources, Inc.                 15,805
     1,812   Halliburton
              Company                            24,915
       425   Kerr-McGee
              Corporation                        22,504
       260   McDermott
              International,
              Inc. (b)                            3,216
       578   Nabors Industries,
              Inc. (b)                           18,097
       497   Noble Drilling
              Corporation (b)                    15,889
       395   Rowan Companies,
              Inc. (b)                            7,122
     2,431   Schlumberger, Ltd                  137,084
       300   Sunoco, Inc.                        11,568
     1,346   Transocean Sedco
              Forex, Inc.                        41,241
     1,038   Unocal Corporation                  36,278
     1,693   Veritas DGC, Inc. (b)               72,037
                                            -----------
                                                579,433
                                            -----------
   FINANCIAL (17.4%)
   Auto Finance (.3%)
     4,412   Fleet Boston Financial
              Corporation                       148,331
                                            -----------

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   FINANCIAL--CONTINUED
     Banks (5.6%)
     1,538   AmSouth
              Bancorporation                $    32,067
     6,642   Bank of America
              Corporation                       418,676
     4,923   Bank One
              Corporation                       184,612
     1,913   BB&T Corporation                    67,414
       759   Comerica Bank                       42,724
     2,440   Fifth Third
              BanCorporation                    154,330
     1,060   Huntington
              Bancshares, Inc.                   18,561
     8,331   JP Morgan Chase and
              Company                           283,671
     1,788   KeyCorporation                      44,003
     1,975   Mellon Financial
              Corporation                        75,840
     2,558   National City
              BanCorporation                     71,931
       956   Northern Trust
              Corporation                        55,821
       960   Regions Financial
              Corporation                        30,019
     1,446   SouthTrust
              Corporation                        35,629
     1,374   State Street
              Corporation                        73,894
     1,220   Suntrust Banks, Inc.                75,152
     1,229   Synovus Financial
              Corporation                        33,970
     3,110   The Bank of New York
              Company, Inc.                     127,448
     8,237   U.S. Bancorp                       171,494
       606   Union Planters
              Corporation                        27,125
     5,746   Wachovia Corporation               191,054
     7,158   Wells Fargo &
              Company                           332,060
       397   Zion BanCorporation                 19,985
                                            -----------
                                              2,567,480
                                            -----------
     Consumer Finance (1.2%)
     5,633   American Express
              Company                           201,943

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   FINANCIAL--CONTINUED
       877   Capital One Financial
              Corporation                   $    43,999
     1,933   Household
              International, Inc.                99,048
     3,596   MBNA Corporation                   125,860
       707   USA Education, Inc.                 63,630
                                            -----------
                                                534,480
                                            -----------
     Public Finance (.2%)
       510   Countrywide Credit
              Industries, Inc.                   20,272
     1,217   PNC Financial Services
              Group                              70,282
                                            -----------
                                                 90,554
                                            -----------
     Finance-Diversified (1.5%)
       471   Ambac Financial
              Group, Inc.                        28,095
     4,218   Fannie Mae                         341,447
     2,935   Freddie Mac                        196,997
     1,212   John Hancock Financial
              Services, Inc.                     46,517
       470   MGIC Investment
              Corporation                        31,490
       624   Moodys Corporation                  23,412
     1,123   Providian Financial
              Corporation                         4,324
       934   Stilwell Financial, Inc.            23,770
                                            -----------
                                                696,052
                                            -----------
     Insurance (4.1%)
     1,095   ACE, Ltd. (c)                       42,541
       615   Aetna, Inc.                         21,144
     2,204   Aflac, Inc.                         57,568
     3,010   Allstate Corporation                97,103
    11,031   American International
              Group                             817,948
     1,137   AON Corporation                     37,862
       762   Chubb Corporation                   50,940
       643   Cigna Corporation                   59,156
       629   Cincinnati Financial
              Corporation                        24,216
     1,455   Conseco Financing
              Trust II (b)                        5,747
     1,035   Hartford Financial
              Services Group, Inc.               68,507

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   FINANCIAL--CONTINUED
       597   Jefferson-Pilot
              Corporation                   $    28,596
       768   Lincoln National
              Corporation                        39,552
       822   Loews Corporation                   49,690
     1,165   Marsh and McLennan
              Companies, Inc.                   118,655
       644   MBIA, Inc.                          34,699
     3,060   MetLife, Inc.                       92,963
       325   Progressive Corporation             48,051
       477   Safeco Corporation                  14,591
       889   The St. Paul
              Companies, Inc                     39,738
       484   Torchmark
              Corporation                        18,387
     1,022   Unumprovident
              Corporation                        28,923
       275   Wellpoint Health
              Networks, Inc. (b)                 34,895
       540   XL Capital, Ltd. (c)                47,585
                                            -----------
                                              1,879,057
                                            -----------
     Investment Bankers/Brokers (3.8%)
       404   Bear Stearns &
              Company, Inc.                      23,493
       799   Block Financial
              Corporation                        36,962
     5,770   Charles Schwab
              Corporation                        82,915
    21,724   CitiGroup, Inc.                  1,029,718
     1,121   Franklin Resources,
              Inc.                               41,981
     1,039   Lehman Brothers
              Holdings, Inc.                     67,296
     3,574   Merrill Lynch &
              Company, Inc.                     182,203
     4,631   Morgan Stanley Dean
              Witter & Company                  254,705
       521   T. Rowe Price
              Associates, Inc.                   19,579
                                            -----------
                                              1,738,852
                                            -----------
     Real Estate Investment Trust (.2%)
     1,749   Equity Office
              Properties Trust                   50,354

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
FINANCIAL--CONTINUED
     1,143   Equity Residential
              Properties Trust              $    30,610
       772   Starwood Hotels &
              Resorts Worldwide,
              Inc.                               26,441
                                            -----------
                                                107,405
                                            -----------
     Savings and Loans (.5%)
       882   Charter One Financial,
              Inc.                               26,266
       698   Golden West Financial
              Corporation                        44,435
     4,104   Washington Mutual,
              Inc.                              140,849
                                            -----------
                                                211,550
                                            -----------
   HEALTH CARE (12.8%)
     Biotechnology (.8%)
     4,415   Amgen, Inc. (b)                    245,032
       648   Biogen, Inc. (b)                    35,135
       899   Genzyme
              Corporation (b)                    41,003
     2,299   Immunex
              Corporation (b)                    64,257
                                            -----------
                                                385,427
                                            -----------
     Drugs (7.1%)
     5,570   American Home
              Products
              Corporation                       360,156
     8,170   Bristol-Myers Squibb
              Company                           370,673
     1,904   Cardinal Health, Inc.              125,493
       812   Chiron
              Corporation (b)                    34,404
     4,747   Eli Lilly & Company                356,500
       760   Forest Laboratories,
              Inc. (b)                           63,004
     1,045   King Pharmaceuticals,
              Inc. (b)                           38,038
     1,044   Medimmune, Inc. (b)                 44,234
     9,605   Merck & Company,
              Inc.                              568,424
    26,545   Pfizer, Inc.                     1,106,130

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   HEALTH CARE--CONTINUED
     6,182   Schering-Plough
              Corporation                   $   200,173
       425   Watson
              Pharmaceuticals,
              Inc. (b)                           12,452
                                            -----------
                                              3,279,681
                                            -----------
     Health Care-Diversified (2.8%)
     6,555   Abbott Laboratories                378,223
       584   Allergan, Inc.                      38,982
     1,656   Healthsouth
              Corporation (b)                    19,375
    12,952   Johnson & Johnson                  744,870
     1,374   Tenet Healthcare
              Corporation (b)                    87,647
                                            -----------
                                              1,269,097
                                            -----------
     Hospital Management (.2%)
     2,195   HCA, Inc.                           93,287
       965   Health Management
              Associates, Inc. (b)               18,750
                                            -----------
                                                112,037
                                            -----------
     Managed Care (.3%)
       648   Humana, Inc. (b)                     8,068
       357   Manor Care, Inc. (b)                 7,104
     1,169   McKesson HBOC, Inc.                 45,007
     1,328   Unitedhealth Group,
              Inc.                               98,737
                                            -----------
                                                158,916
                                            -----------
     Medical Products/Supplies (1.6%)
       442   AmerisourceBergen
              Corporation                        28,611
       237   Bausch & Lomb, Inc.                  8,947
     2,493   Baxter International,
              Inc.                              139,184
     1,094   Becton Dickinson and
              Company                            39,625
     1,138   Biomet, Inc.                        36,746
     1,703   Boston Scientific
              Corporation (b)                    38,266
       227   C.R. Bard, Inc.                     11,134
     1,287   Guidant
              Corporation (b)                    61,840
     5,112   Medtronic, Inc.                    251,868

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   HEALTH CARE--CONTINUED
       451   Pall Corporation               $    10,400
       374   St. Jude Medical,
              Inc. (b)                           29,658
       852   Stryker
              Corporation                        50,046
       818   Zimmer Holdings,
              Inc. (b)                           26,610
                                            -----------
                                                732,935
                                            -----------
   TECHNOLOGY (18.1%)
     Communications Equipment (.9%)
     3,333   ADC
              Telecommunications,
              Inc. (b)                           16,265
       343   Andrew
              Corporation (b)                     6,171
     1,211   Avaya, Inc. (b)                     10,415
     1,381   Ciena
              Corporation (b)                    17,539
       783   Comverse Technology,
              Inc. (b)                           16,733
    14,416   Lucent
              Technologies, Inc.                 94,281
     9,398   Motorola, Inc.                     125,087
    13,515   Nortel Networks
              Corporation (c)                    97,849
       600   Scientific-Atlanta, Inc..           15,888
     1,731   Tellabs, Inc. (b)                   26,761
                                            -----------
                                                426,989
                                            -----------
     Computer Hardware (3.8%)
     1,481   Apple Computer,
              Inc. (b)                           36,610
     7,152   Compaq Computer
              Corporation                        88,327
     2,432   Computer Associates
              International, Inc.                83,807
    11,020   Dell Computer
              Corporation (b)                   302,499
     1,367   Gateway, Inc. (b)                    7,122
     8,191   Hewlett-Packard
              Company                           181,103
     7,274   International Business
              Machines
              Corporation                       784,792

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   TECHNOLOGY--CONTINUED
       410   NCR Corporation (b)            $    17,441
       611   Nvidia
              Corporation (b)                    40,167
     2,398   Palm, Inc. (b)                       8,969
    13,687   Sun Microsystems,
              Inc. (b)                          147,272
       964   Symbol Technologies,
              Inc.                               14,942
     3,040   Xerox
              Corporation (b)                    34,443
                                            -----------
                                              1,747,494
                                            -----------
     Computer Networking (1.4%)
    30,971   Cisco Systems,
              Inc. (b)                          612,606
     2,405   Yahoo!, Inc. (b)                    41,462
                                            -----------
                                                654,068
                                            -----------
     Computer Peripherals (.4%)
     9,355   EMC Corporation (b)                153,422
     1,398   Network Appliance,
              Inc. (b)                           25,094
       402   Qlogic
              Corporation (b)                    19,670
                                            -----------
                                                198,186
                                            -----------
     Computer Services & Software (5.8%)
       941   Adobe Systems, Inc.                 31,712
    18,691   AOL Time Warner,
              Inc. (b)                          491,760
       254   Autodesk, Inc.                      10,414
     1,031   BMC Software,
              Inc. (b)                           18,218
       729   Citrix Systems,
              Inc. (b)                           12,575
       731   Computer Sciences
              Corporation (b)                    32,530
     1,570   Compuware
              Corporation (b)                    21,352
     1,247   IMS Health, Inc.                    24,878
       349   Mercury Interactive
              Corporation (b)                    13,304
    22,741   Microsoft
              Corporation (b)                 1,448,829
     1,529   Novell, Inc. (b)                     7,997

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   TECHNOLOGY--CONTINUED
    23,483   Oracle Systems (b)             $   405,317
     1,108   Parametric Technology
              Corporation (b)                     7,623
     1,279   Peoplesoft, Inc. (b)                41,555
       820   Rational Software
              Corporation (b)                    19,254
       474   Sapient
              Corporation (b)                     2,607
     1,952   Siebel Systems,
              Inc. (b)                           69,081
     1,347   Unisys
              Corporation (b)                    16,838
                                            -----------
                                              2,675,844
                                            -----------
     Electrical Instruments (.3%)
     1,945   Agilent Technologies,
              Inc. (b)                           59,031
       911   Applied Biosystems
              Group - Applera
              Corporation                        20,343
     5,606   JDS Uniphase
              Corporation (b)                    39,242
       470   Perkin Elmer, Inc.                  13,865
       350   Tektronix, Inc. (b)                  8,568
       553   Waters
              Corporation (b)                    19,134
                                            -----------
                                                160,183
                                            -----------
     Electrical Semiconductor (4.1%)
     1,434   Advanced Micro
              Devices (b)                        23,016
     1,626   Altera
              Corporation (b)                    40,845
     1,527   Analog Devices,
              Inc. (b)                           66,883
     3,447   Applied Materials,
              Inc. (b)                          150,462
     1,259   Applied Micro Circuits
              Corporation (b)                    12,804
     1,059   Broadcom
              Corporation (b)                    44,976
     1,075   Conexant Systems,
              Inc. (b)                           14,018
    28,341   Intel Corporation                  993,069

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   TECHNOLOGY--CONTINUED
     1,337   Linear Technology
              Corporation                   $    55,312
     1,549   LSI Logic
             Corporation (b)                     25,682
     2,530   Micron Technology,
              Inc. (b)                           85,388
       693   National
              Semiconductor
              Corporation (b)                    19,550
       605   Novellus Systems,
              Inc. (b)                           25,840
       697   PMC-Sierra, Inc. (b)                16,637
       295   Power-One, Inc. (b)                  2,929
     7,314   Texas Instruments,
              Inc.                              228,270
       804   Vitesse Semiconductor
              Corporation (b)                    10,106
     1,410   Xilinx, Inc. (b)                    61,124
                                            -----------
                                              1,876,911
                                            -----------
     Electronics-Computer Distribution (.3%)
     1,372   Maxim Integrated
              Products (b)                       76,132
     2,199   Sanmina
              Corporation (b)                    32,281
       245   Thomas and Betts
              Corporation                         4,778
       419   W.W. Grainger, Inc.                 22,752
                                            -----------
                                                135,943
                                            -----------
     Equipment Semiconductor (.2%)
       832   Jabil Circuit, Inc. (b)             19,302
       810   KLA-Tencor
              Corporation (b)                    46,397
       763   Teradyne, Inc. (b)                  22,783
                                            -----------
                                                 88,482
                                            -----------
     Service-Data Processing (.9%)
     2,002   Electronic Data
              Systems Corporation               125,345
       611   Equifax, Inc.                       15,385
     1,622   First Data
              Corporation                       134,188
       797   Fiserv, Inc. (b)                    33,825
       895   Intuit, Inc. (b)                    35,129

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   TECHNOLOGY--CONTINUED
     1,580   Paychex, Inc.                  $    57,986
                                            -----------
                                                401,858
                                            -----------
   TRANSPORTATION (.7%)
     Air Freight (.1%)
     1,259   FedEx
              Corporation (b)                    67,419
                                            -----------
     Airlines (.2%)
       652   AMR Corporation (b)                 16,261
       474   Delta Air Lines, Inc.               14,983
     3,231   Southwest Airlines
              Company                            61,195
       217   US Airways Group,
              Inc. (b)                            1,124
                                            -----------
                                                 93,563
                                            -----------
     Railroads (.4%)
     1,632   Burlington Northern
              Santa Fe
              Corporation                        46,088
       877   CSX Corporation                     35,080
     1,627   Norfolk Southern
              Railway Company                    36,689
     1,056   Union Pacific
              Corporation                        65,525
                                            -----------
                                                183,382
                                            -----------
     Trucking ( -- )
       256   Ryder System, Inc.                   6,395
                                            -----------
   UTILITIES (2.7%)
     Electric Companies (2.1%)
     2,250   AES Corporation (b)                 30,488
       528   Allegheny Energy, Inc.              17,376
       593   Ameren Corporation                  25,422
     1,361   American Electric
              Power Company,
              Inc.                               56,808
       610   Cinergy Corporation                 19,703
       484   CMS Energy
              Corporation                        11,050
       882   Consolidated Edison
              Company of New
              York, Inc.                         36,153

              See accompanying notes to investments in securities.

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   UTILITIES--CONTINUED
       619   Constellation Energy
              Group                         $    17,456
     1,111   Dominion Resources,
              Inc.                               65,405
       668   DTE Energy Company                  27,388
     3,277   Duke Energy
              Corporation                       114,269
     1,375   Edison International (b)            21,244
       896   Entergy Corporation                 36,897
     1,355   Exelon Corporation                  66,720
     1,204   Firstenergy
              Corporation                        44,789
       772   FPL Group, Inc.                     41,387
       803   Nisource, Inc.                      16,702
     1,635   Pacific Gas and Electric
             Company (b)                         35,153
       375   Pinnacle West Capital
              Corporation                        14,948
       626   PPL Corporation                     21,096
       924   Progress Energy, Inc.               40,379
       871   Public Service
              Enterprise Group,
              Inc.                               36,652
     1,258   Reliant Energy, Inc.                31,551
     2,935   Southern Company                    72,348
       589   Teco Energy, Inc.                   14,236
     1,119   TXU Electric & Gas                  54,518
                                            -----------
                                                970,138
                                            -----------

                                               MARKET
SHARES                                        VALUE(a)
------                                      -----------
   UTILITIES--CONTINUED
    Natural Gas (.5%)
     1,481   Dynegy, Inc.                   $    35,322
     2,155   El Paso Energy
              Corporation                        81,782
       587   Keyspan
              Corporation                        18,995
       512   Kinder Morgan
              Energy Partners                    26,470
       209   Nicor, Inc.                          8,494
       158   Peoples Energy
              Corporation                         5,797
       812   Sempra Energy                       19,447
     2,176   Williams Companies,
              Inc.                               38,472
                                            -----------
                                                234,779
                                            -----------
   Power Products-Industrial (.1%)
     1,289   Calpine
              Corporation (b)                    14,437
     1,691   Mirant
              Corporation (b)                    16,927
     1,459   Xcel Energy, Inc.                   38,955
                                            -----------
                                                 70,319
                                            -----------
  Total common stock
     (cost: $37,554,056)                     43,594,249
                                            -----------

              See accompanying notes to investments in securities.

                                                                                                         MARKET
SHARES                                                                                                   VALUE(a)
------                                                                                                 -----------
   SHORT-TERM SECURITIES (5.4%)
    1,612,572   Federated Money Market Obligations Trust--Prime Obligation Fund,
                  current rate 1.980%                                                                  $ 1,612,572
       13,875   Provident Institutional Fund--TempFund Portfolio, current rate 1.897%                       13,875
      875,791   Wells Fargo & Company Cash Fund I, current rate 1.950%                                     875,791
                                                                                                       -----------
                Total short-term securities (cost: $2,502,238)                                           2,502,238
                                                                                                       -----------
                Total investments in securities (cost: $40,056,294) (d)                                $46,096,487
                                                                                                       ===========
Notes to Investments in Securities
----------------------------------
(a)  Securities are valued by procedures described in note 2 to the financial statements.
(b)  Presently non-income producing.
(c)  The Fund held 2.5% of net assets in foreign securities as of January 31, 2002.
(d)  At January 31, 2002 the cost of securities for federal income tax purposes was $40,787,384. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation                                                                     $10,724,392
     Gross unrealized depreciation                                                                      (5,415,289)
                                                                                                       -----------
     Net unrealized appreciation                                                                        $5,309,103
                                                                                                       ===========
(e)  Partially pledged as initial margin deposit on open stock index Futures purchase contracts (see note 6 to the financial statements).

              See accompanying notes to investments in securities.

                 (This page has been left blank intentionally.)

                                                         ADVANTUS Index 500 Fund
                                             Statement of Assets and Liabilities
                                                                JANUARY 31, 2002
                                                                     (UNAUDITED)

                                                     ASSETS
Investments in securities, at market value - see accompanying schedule for
   detailed listing (identified cost: $40,056,294) (a)                                                  $46,096,487
Cash in bank on demand deposit                                                                                  252
Receivable for Fund shares sold                                                                              14,111
Receivable for investment securities sold                                                                     2,684
Accrued interest receivable                                                                                   4,392
Dividends receivable                                                                                         36,172
Receivable for refundable foreign income taxes withheld                                                       2,356
Collateral for securities loaned (note 7)                                                                 2,272,200
Variation margin receivable (note 6)                                                                         32,655
Other receivables                                                                                            14,831
                                                                                                        -----------
     Total assets                                                                                        48,476,140
                                                                                                        -----------

                                                   LIABILITIES
Payable for investment securities purchased                                                                  53,580
Payable for Fund shares redeemed                                                                             30,702
Payable to Adviser                                                                                           45,619
Payable upon return of securities loaned (note 7)                                                         2,272,200
                                                                                                        -----------
     Total liabilities                                                                                    2,402,101
                                                                                                        -----------
Net assets applicable to outstanding capital stock                                                      $46,074,039
                                                                                                        ===========
Represented by:
   Capital stock - authorized 10 billion shares (Class A - 2 billion shares, Class B -
   2 billion shares, Class C - 2 billion shares and 4 billion shares unallocated) of
   $.01 par value                                                                                       $    31,261
   Additional paid-in capital                                                                            43,775,977
   Undistributed net investment income                                                                          765
   Accumulated net realized losses from investments                                                      (3,693,404)
   Unrealized appreciation on investments                                                                 5,959,440
                                                                                                        ===========
     Total - representing net assets applicable to outstanding capital stock                            $46,074,039
                                                                                                        ===========
Net assets applicable to outstanding Class A shares                                                     $24,313,423
                                                                                                        ===========
Net assets applicable to outstanding Class B shares                                                     $19,732,644
                                                                                                        ===========
Net assets applicable to outstanding Class C shares                                                     $ 2,027,972
                                                                                                        ===========
Shares outstanding and net asset value per share:
   Class A - Shares outstanding 1,635,849                                                               $     14.86
                                                                                                        ===========
   Class B - Shares outstanding 1,351,060                                                               $     14.61
                                                                                                        ===========
   Class C - Shares outstanding 139,165                                                                 $     14.57
                                                                                                        ===========
-----------------------------

(a)  Including securities on loan of $2,201,278.

              See accompanying notes to financial statements.

ADVANTUS Index 500 Fund
Statement of Operations
PERIOD FROM AUGUST 1, 2001 TO JANUARY 31, 2002
(UNAUDITED)

Investment income:
   Interest                                                                                             $    43,758
   Dividends                                                                                                307,279
   Income for securities lending activities                                                                   2,384
                                                                                                        -----------
       Total investment income                                                                              353,421
                                                                                                        -----------
Expenses (note 4):
   Investment advisory fee                                                                                   78,262
   Rule 12b-1 fees - Class A                                                                                 29,893
   Rule 12b-1 fees - Class B                                                                                100,175
   Rule 12b-1 fees - Class C                                                                                 10,436
   Administrative services fee                                                                               37,200
   Amortization of organizational costs                                                                       8,882
   Transfer agent fees                                                                                      101,142
   Custodian fees                                                                                             3,259
   Auditing and accounting services                                                                          11,025
   Legal fees                                                                                                 4,392
   Directors' fees                                                                                              502
   Registration fees                                                                                         25,000
   Printing and shareholder reports                                                                          14,243
   Insurance                                                                                                  1,175
   S & P Licensing fee                                                                                          200
   Other                                                                                                      3,496
                                                                                                        -----------
       Total expenses                                                                                       429,282
   Less fees and expenses waived or absorbed:
     Class A Rule 12b-1 fees                                                                                (11,957)
   Other waived fees                                                                                       (150,669)
   Total fees and expenses waived or absorbed                                                              (162,626)
                                                                                                        -----------
       Total net expenses                                                                                   266,656
                                                                                                        -----------
       Investment income - net                                                                               86,765
                                                                                                        -----------
   Net realized losses on investments (note 3)                                                           (1,489,886)
   Net change in unrealized appreciation or depreciation on investments                                  (1,868,615)
                                                                                                        -----------
       Net losses on investments                                                                         (3,358,501)
                                                                                                        -----------
Net decrease in net assets resulting from operations                                                    $(3,271,736)
                                                                                                        ===========

              See accompanying notes to financial statements.

                                                         ADVANTUS Index 500 Fund
                                             Statements of Changes in Net Assets
     PERIOD FROM AUGUST 1, 2001 TO JANUARY 31, 2002 AND YEAR ENDED JULY 31, 2001
                                                                     (UNAUDITED)

                                                                                          2002              2001
                                                                                       -----------      -----------
Operations:
   Investment income - net                                                                 $86,765         $150,862
   Net realized loss on investments                                                     (1,489,886)      (1,245,076)
   Net change in unrealized appreciation or depreciation
     on investments                                                                     (1,868,615)      (7,773,551)
                                                                                       -----------      -----------
       Decrease in net assets resulting from operations                                 (3,271,736)      (8,867,765)
                                                                                       -----------      -----------
Distributions to shareholders from:
   Investment income - net:
     Class A                                                                               (78,635)        (156,156)
     Class B                                                                                (6,716)         (26,452)
     Class C                                                                                  (649)          (3,392)
   Net realized gains on investments:
     Class A                                                                                     -          (79,075)
     Class B                                                                                     -          (75,120)
     Class C                                                                                     -           (8,718)
                                                                                       -----------      -----------
       Total distributions                                                                 (86,000)        (348,913)
                                                                                       -----------      -----------
Capital share transactions: (notes 4 and 6):
   Proceeds from sales:
     Class A                                                                             2,772,533        6,914,160
     Class B                                                                             1,097,883        2,880,975
     Class C                                                                               116,823          832,407
   Proceeds from issuance of shares as a result of reinvested dividends:
     Class A                                                                                51,727          157,009
     Class B                                                                                 6,471          104,295
     Class C                                                                                   623           12,614
   Payments for redemption of shares:
     Class A                                                                            (1,713,883)      (2,658,123)
     Class B                                                                            (1,770,692)      (4,703,171)
     Class C                                                                              (221,338)      (1,200,111)
                                                                                       -----------      -----------
       Increase in net assets from capital share transactions                              340,147        2,340,055
                                                                                       -----------      -----------
       Total decrease in net assets                                                     (3,017,589)      (6,876,623)
Net assets at beginning of period                                                       49,091,628       55,968,251
                                                                                       -----------      -----------
Net assets at end of period (including undistributed net investment
   income of $765 and $0, respectively)                                                $46,074,039      $49,091,628
                                                                                       ===========      ===========

              See accompanying notes to financial statements.

ADVANTUS Index 500 Fund
Notes to Financial Statements
JANUARY 31, 2002
(UNAUDITED)

(1)  ORGANIZATION

     Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the S&P 500 Index.

     The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C shares are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Fund are summarized as follows:

   USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

   INVESTMENTS IN SECURITIES

     The Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central
Time). Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market.

     Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

   FUTURES TRANSACTION

     To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may correlate with changes in the value of the underlying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognized a realized gain or loss when the contract is closed or expires.

   FEDERAL TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     For federal income tax purposes, the Fund has accumulated capital losses in the amount of $1,460,873 which, if not offset by subsequent capital gains, will expire July 31, 2010. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gain until the accumulated capital losses have been offset or expire.

   DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually. For federal income tax purposes, the Fund may designate as capital gain dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

(3)  INVESTMENT SECURITY TRANSACTIONS

     For the period ended January 31, 2002, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $4,316,799 and $4,437,791 respectively.

(4)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The Fund has an investment advisory agreement with Advantus Capital Management, Inc. (Advantus Capital or the advisor) a wholly owned subsidiary of Securian Financial Group. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent.

     The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays fees to Securian Financial Services, Inc. (Securian), the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in connection with the distribution and servicing of the Fund's shares. The Class A Plan provides for a servicing fee up to .25 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Securian is currently waiving that portion of Class A Rule 12b-1 fees which exceeds, as a percentage of average daily net assets, .15 percent. Securian waived Class A Rule 12b-1 fees in the amount of $11,957 for the period ended January 31, 2002.

     The Fund has engaged PFPC Global Fund Services to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services.

     The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, outside legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

     The Fund has entered in a shareholder and administrative services agreement with Securian Financial Group. Under this agreement, effective December 1, 2001, the Fund pays a shareholder services fee, equal to $7 per shareholder account annually, to Securian Financial Group for shareholder services which Securian Financial Group provides. Prior to December 1, 2001, the Fund paid a shareholder services fee equal to $5 per shareholder account annually. The Fund also pays Securian Financial Group an administrative services fee is equal to $6,200 per month for accounting, auditing, legal and other administrative services which Securian Financial Group provides.

     Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. Under the advisory agreement, Advantus Capital has voluntarily agreed to absorb all Fund costs and expenses which exceed .75% of Class A Average Daily Net Assets, and 1.60% of Class B and Class C Average Daily Net Assets. During the period ended January 31, 2002, Advantus Capital voluntarily agreed to absorb $150,669 in expenses which were otherwise payable by the Fund.

     For the period ended January 31, 2002, sales charges received by Securian for distributing the Fund's three classes of shares amounted to $48,861.

     As of January 31, 2002, Securian Financial Group and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                  NUMBER OF SHARES      PERCENTAGE OWNED
                  ----------------      ----------------
Class A               831,046                50.8%
Class C                 5,193                 3.7%

     Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $2,723.

(5)  ORGANIZATIONAL COSTS

     The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6)  STOCK INDEX FUTURES CONTRACTS

     Investments in securities as of January 31, 2002, included securities valued at $1,303,965 in the Advantus Index 500 Fund that were used as collateral to cover initial margin deposits on three open March S&P 500 and twenty eight open March S&P 500 EMINI Futures purchase contracts. The market value of the open purchase contracts as of January 31, 2002, was $2,430,360 with an unrealized loss of $80,590.

(7)  SECURITIES LENDING

     To enhance returns, the Fund loaned securities to brokers in exchange for collateral. The Fund receives a fee from the brokers measured as a percent of the loaned securities. At January 31, 2002, the collateral has been invested in cash equivalents and repurchase agreements and must be 102 percent of the value of the securities loaned. The risks to the Fund is that the borrower may not provide additional collateral when required or return the securities when due. At January 31, 2002, securities valued at $2,201,278 were on loan to brokers and the Fund had $2,272,200 in cash as collateral.

(8)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares for the period ended January 31, 2002, and the year ended July 31, 2001 were as follows:

                                             CLASS A                 CLASS B                  CLASS C
                                       -------------------    ---------------------    ---------------------
                                         2002       2001        2002         2001       2002          2001
                                       --------   --------    --------     --------    -------       -------
Sold                                    187,652    399,791      75,760      169,289      8,100        48,578
Issued for reinvested distributions       3,595      9,492         439        6,151         42           747
Redeemed                               (117,717)  (153,203)   (125,316)    (277,977)   (15,559)      (72,679)
                                       --------   --------    --------     --------    -------       -------
                                         73,530    256,080     (49,117)    (102,537)    (7,417)      (23,354)
                                       ========   ========    ========     ========    =======       =======

(9)  FINANCIAL HIGHLIGHTS

     Per share data for a share of capital stock and selected information for each period are as follows:

                                                                                CLASS A
                                          ----------------------------------------------------------------------------------
                                          PERIOD FROM                                                           PERIOD FROM
                                            AUGUST 1,                                                            JANUARY 31,
                                             2001 TO                        YEAR ENDED JULY 31,                   1997(d) TO
                                           JANUARY 31,    ---------------------------------------------------    JULY 31,
                                              2002           2001           2000           1999        1998        1997
                                          ------------    ---------     ----------     ----------  ----------  -------------
Net asset value, beginning of period       $    15.92     $   18.93     $    17.74     $    15.06  $    12.89   $   10.68
                                          ------------    ---------     ----------     ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)                    .06           .12            .10            .11         .10         .06
  Net gains (losses) on securities
   (both realized and unrealized)               (1.06)        (2.98)          1.27           2.74        2.21        2.21
                                          ------------    ---------     ----------     ----------  ----------  -------------
   Total from investment operations             (1.00)        (2.86)          1.37           2.85        2.31        2.27
                                          ------------    ---------     ----------     ----------  ----------  -------------
Less distributions:
  Dividends from net investment income           (.06)         (.10)          (.03)          (.10)       (.12)       (.06)
  Distributions from net realized gains             -          (.05)          (.15)          (.07)       (.02)          -
                                          ------------    ---------     ----------     ----------  ----------  -------------
   Total distributions                           (.06)         (.15)          (.18)          (.17)       (.14)       (.06)
                                          ------------    ---------     ----------     ----------  ----------  -------------
Net asset value, end of period             $    14.86     $   15.92     $    18.93     $    17.74  $    15.06   $   12.89
                                          ============    =========     ==========     ==========  ==========  =============
Total return (a)                                (6.34)%      (15.12)%         7.67%         19.13%      18.19%      21.29%
Net assets, end of period
  (in thousands)                           $   24,313     $  24,870     $   24,723     $   25,498  $   15,711   $   8,176
Ratio of expenses to average
  daily net assets (c)                            .75%(b)       .75%           .75%           .75%        .74%        .70%(b)
Ratio of net investment income
  (loss) to average daily net assets (c)          .78%(b)       .72%           .52%           .64%        .83%       1.19%(b)
Portfolio turnover rate (excluding
  short-term securities)                         18.8%         17.2%          42.6%          25.3%       59.2%        5.8%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $162,626, $331,969, $328,261, $255,026, $181,190 and $50,025 in expenses for the period ended January 31, 2002, and the years ended July 31, 2001, 2000, 1999, 1998 and the period from January 31, 1997 (date of inception) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.50%, 1.43%, 1.38%, 1.43%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been .03%, .04%, (.11)%, (.04)%, (.24)% and (.40)%, respectively. If
     Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.25%, 2.18%, 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income
     (loss) to average daily net assets would have been (.72)%, (.69)%, (.86)%, (.77)%, (.97)% and (1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.25%, 2.18%, 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.72)%, (.69)%, (.86)%, (.77)%, (.97)% and
     (1.10)%, respectively.

(d)  Inception date of the Fund.

                                                                                 CLASS B
                                          ----------------------------------------------------------------------------------
                                           PERIOD FROM                                                           PERIOD FROM
                                            AUGUST 1,                                                            JANUARY 31,
                                             2001 TO                       YEAR ENDED JULY 31,                   1997(d) TO
                                           JANUARY 31,     ---------------------------------------------------     JULY 31,
                                              2001           2001          2000           1999         1998         2002
                                          ------------     ---------    ----------     ----------   ----------  ------------
Net asset value, beginning of period       $    15.66      $  18.68     $    17.64     $    15.01   $   12.87   $   10.69
                                          ------------     ---------    ----------     ----------   ----------  ------------
Income from investment operations:
  Net investment income (loss)                   (.01)          .02           (.06)          (.03)        .02         .01
  Net gains (losses) on securities
   (both realized and unrealized)               (1.03)        (2.93)          1.25           2.73        2.17        2.21
                                          ------------     ---------    ----------     ----------   ----------  ------------
   Total from investment operations             (1.04)        (2.95)          1.19           2.70        2.19        2.22
                                          ------------     ---------    ----------     ----------   ----------  ------------
Less distributions:
  Dividends from net investment income           (.01)         (.02)             -              -        (.03)       (.04)
  Distributions from net realized gains             -          (.05)          (.15)          (.07)       (.02)          -
                                          ------------     ---------    ----------     ----------   ----------  ------------
   Total distributions                           (.01)         (.07)          (.15)          (.07)       (.05)       (.04)
                                          ------------     ---------    ----------     ----------   ----------  ------------
Net asset value, end of period             $    14.61      $  15.66     $    18.68     $    17.64   $   15.01   $   12.87
                                          ============     =========    ==========     ==========   ==========  ============
Total return (a)                                (6.73)%      (15.77)%         6.71%         18.10%      17.17%      20.77%
Net assets, end of period
  (in thousands)                           $   19,733      $ 21,931     $   28,077     $   24,202   $  11,832   $   1,962
Ratio of expenses to average
  daily net assets (c)                           1.60%(b)      1.60%          1.60%          1.60%       1.60%       1.60%(b)
Ratio of net investment income
  (loss) to average daily net assets (c)         (.06)%(b)     (.11)%         (.33)%         (.21)%      (.06)%        29%(b)
Portfolio turnover rate (excluding
  short-term securities)                         18.8%         17.2%          42.6%          25.3%       59.2%        5.8%

                                                                                  CLASS C
                                           ---------------------------------------------------------------------------------
                                           PERIOD FROM                                                          PERIOD FROM
                                            AUGUST 1,                                                            JANUARY 31,
                                             2001 TO                    YEAR ENDED JULY 31,                      1997(d) TO
                                            JANUARY 31,    --------------------------------------------------     JULY 31,
                                               2001           2001           2000         1999        1998         1997
                                           ------------    ----------      --------    ----------   ---------   -----------
Net asset value, beginning of period        $  15.63       $    18.64      $  17.60    $    14.97   $   12.85     $ 10.69
                                           ------------    ----------      --------    ----------   ---------   -----------
Income from investment operations:
  Net investment income (loss)                  (.01)            (.03)         (.06)         (.03)        .01         .01
  Net gains (losses) on securities
   (both realized and unrealized)              (1.04)           (2.91)         1.25          2.73        2.16        2.18
                                           ------------    ----------      --------    ----------   ---------   -----------
   Total from investment operations            (1.05)           (2.94)         1.19          2.70        2.17        2.19
                                           ------------    ----------      --------    ----------   ---------   -----------
Less distributions:
  Dividends from net investment income          (.01)            (.02)            -             -        (.03)       (.03)
  Distributions from net realized gains            -             (.05)         (.15)         (.07)       (.02)          -
                                           ------------    ----------      --------    ----------   ---------   -----------
   Total distributions                          (.01)            (.07)         (.15)         (.07)       (.05)       (.03)
                                           ------------    ----------      --------    ----------   ---------   -----------
Net asset value, end of period              $  14.57       $    15.63      $  18.64    $    17.60   $   14.97     $ 12.85
                                           ============    ==========      ========    ==========   =========   ===========
Total return (a)                               (6.75)%         (15.80)%        6.73%        18.03%      17.09%      20.44%
Net assets, end of period
  (in thousands)                            $  2,028       $    2,291      $  3,168    $    2,910   $   1,508     $   266
Ratio of expenses to average
  daily net assets (c)                          1.60%(b)         1.60%         1.60%         1.60%       1.60%       1.60%(b)
Ratio of net investment income
  (loss) to average daily net assets (c)        (.06)%(b)        (.11)%        (.33)%        (.21)%      (.06)%        29%(b)
Portfolio turnover rate (excluding
  short-term securities)                        18.8%            17.2%         42.6%         25.3%       59.2%        5.8%

Directors and Executive Officers

     Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund. Certain of the directors are considered "interested persons" (as defined in the Investment Company Act of 1940) of the Fund primarily by reason of their engagement as officers of the Fund's investment adviser, Advantus Capital Management, Inc. ("Advantus Capital"), or as officers of companies affiliated with Advantus Capital, including Minnesota Life Insurance Company ("Minnesota Life"). The remaining directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, Advantus Capital, Minnesota Life or their other affiliates. A majority of the Board of Directors is comprised of Independent Directors.

     The individuals listed in the table below serve as directors and officers of the Fund, and also serve in the same capacity for each of the other eleven Advantus Funds (the Advantus Funds are the twelve registered investment companies, consisting of 30 portfolios, for which Advantus Capital serves as the investment adviser). Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

                                       POSITION WITH FUND
NAME, ADDRESS(1)                       AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
AND AGE                                TIME SERVED                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------------------------

William N. Westhoff                    President and                         President, Treasurer and Director,
Age: 54                                Director since                        Advantus Capital Management, Inc.;
                                       July 23, 1998                         Senior Vice President and Treasurer,
                                                                             Minnesota Life Insurance Company;
                                                                             President, MCM Funding 1997-1, Inc.
                                                                             and MCM Funding 1998-1, Inc.
                                                                             (entities holding legal title to
                                                                             mortgages beneficially owned by
                                                                             certain clients of Advantus Capital);
                                                                             Senior Vice President, Global
                                                                             Investments, American Express
                                                                             Financial Corporation, Minneapolis,
                                                                             Minnesota, from August 1994 to
                                                                             October 1997

                                       POSITION WITH FUND
NAME, ADDRESS(1)                       AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
AND AGE                                TIME SERVED                           DURING PAST 5 YEARS
Frederick P. Feuerherm                 Vice President,                       Vice President, Assistant Secretary and
Age: 55                                Director and                          Director, Advantus Capital
                                       Treasurer since                       Management, Inc.; Vice President,
                                       July 13, 1994                         Minnesota Life Insurance Company;
                                                                             Vice President and Director, MIMLIC
                                                                             Funding, Inc. (entity holding legal
                                                                             title to bonds beneficially owned by
                                                                             certain clients of Advantus Capital);
                                                                             Vice President and Assistant Secretary,
                                                                             MCM Funding 1997-1, Inc. and
                                                                             MCM Funding 1998-1, Inc. (entities
                                                                             holding legal title to mortgages
                                                                             beneficially owned by certain clients
                                                                             of Advantus Capital)
------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------

Ralph D. Ebbott                        Director since                        Retired, Vice President and Treasurer
Age: 74                                October 22, 1985                      of Minnesota Mining and
                                                                             Manufacturing Company
                                                                             (industrial and consumer products)
                                                                             through June 1989

Charles E. Arner                       Director since                        Retired, Vice Chairman of The First
Age: 79                                April 30, 1986                        National Bank of Saint Paul from
                                                                             November 1983 through June 1984;
                                                                             Chairman and Chief Executive Officer
                                                                             of The First National Bank of Saint
                                                                             Paul from October 1980 through
                                                                             November 1983

Ellen S. Berscheid                     Director since                        Regents' Professor of Psychology at
Age: 65                                October 22, 1985                      the University of Minnesota

------------------------------------------------------------------------------------------------------------------
Other Executive Officers
------------------------------------------------------------------------------------------------------------------

Michael J. Radmer                      Secretary since                       Partner with the law firm of
Dorsey & Whitney LLP                   April 16, 1998                        Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, Minnesota 55402
Age: 56

(1) Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

     The Fund's Statement of Additional Information (SAI) includes additional information about Fund directors, and is available, without charge, upon request. You may request a copy of the current SAI by telephoning Advantus Shareholder Services, toll free, at (800) 665-6005.

Shareholder Services

     The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that may apply.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same share class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make twelve exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive a check at specified intervals from your fund account subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DIVIDEND DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You may move money from one Advantus account to any other Advantus account you own (with identical registrations within the same share class) just by calling our toll-free number. The Telephone Exchange privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange may be changed (added/deleted) at any time by submitting a request in writing.

SYSTEMATIC EXCHANGE: You may move a set amount of money monthly or quarterly from one Advantus Fund to another Advantus Fund (with identical registrations within the same share class) to diversify your investment portfolio and take advantage of "dollar-cost averaging".

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Life insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge, if any.

AUTOMATIC INVESTMENT PLAN: This special purchase plan enables you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets.) The Automatic Investment Plan allows you to invest automatically monthly, semi-monthly or quarterly from your checking or savings account.

IRAS, OTHER QUALIFIED PLANS: You can use the Advantus Family of Funds for your Traditional, Roth or Education Individual Retirement Account or other qualified plans including: SEP IRA's, SIMPLE IRA's, Profit Sharing, 401(k) Money Purchase or Defined Benefit plans.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the account. Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Redemption may be changed (added/deleted) at any time by submitting a request in writing. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call 1-800-665-6005. Advantus Account Representatives are available Monday through Friday from 7:30 a.m. to 5:15 p.m. Central Time. Our voice response system is available 24 hours, seven days a week. This system allows you to access current net asset values, account balances and recent account activity.

INTERNET ADDRESS: www.AdvantusFunds.com

HOW TO INVEST

You can invest in one or more of the eleven Advantus Funds through a local Registered Representative of Securian Financial Services, Inc., distributor of the Funds. Contact your representative for information and a prospectus containing more complete information including charges and expenses, for any of the Advantus Funds you are interested in. Read the prospectus carefully before investing. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005) or visit www.AdvantusFunds.com.

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Automatic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management. (For the Advantus International Balanced Fund, Inc., Advantus Enterprise Fund, Inc., and Advantus Venture Fund, Inc., the sub-adviser, Templeton Investment Counsel, Inc., Credit Suisse Asset Management, LLC, and State Street Research & Management Company, respectively, selects the Fund's investments.)

Advantus Capital Management, Inc. manages twelve mutual funds containing $2.5 billion in assets in addition to $11.6 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 14 years of investment experience.

ADVANTUS FAMILY OF FUNDS
Advantus Bond Fund
Advantus Horizon Fund
Advantus Spectrum Fund
Advantus Enterprise Fund
Advantus Cornerstone Fund
Advantus Money Market Fund
Advantus Mortgage Securities Fund
Advantus International Balanced Fund
Advantus Venture Fund
Advantus Index 500 Fund
Advantus Real Estate Securities Fund

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS
           ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
               READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                                     [LOGO]
                                  ADVANTUS(TM)
                                FAMILY OF FUNDS

                       SECURIAN FINANCIAL SERVICES, INC.,
                       SECURITIES DEALER, MEMBER NASD/SIPC
                             400 ROBERT STREET NORTH
                             ST. PAUL, MN 55101-2098
                                 1-800-237-1838
                                 3010-2002-1194N

SECURIAN FINANCIAL SERVICES, INC.                             PRESORTED STANDARD
400 ROBERT STREET NORTH                                        U.S. POSTAGE PAID
ST. PAUL, MN 55101-2098                                          ST. PAUL, MN
                                                                PERMIT NO. 3547
ADDRESS SERVICE REQUESTED


F.52035 Rev. 3-2002